CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 1 (Details) $ in Millions	Dec. 31, 2015 USD ($)
San Diego Gas and Electric Company [Member]
Energy Resource Recovery Account [Line Items]
Authorized Energy Resource Recovery Revenue Requirement Trigger Increase Through Year End 2015	$ 221
Approved 2016 Energy Resource Recovery Revenue Requirement	1,300
Revenue Requirement Increase	$ 43
Cost Of Capital [Line Items]
Cost Of Capital Authorized Return On Rate Base	7.79%
Cost Of Capital Average Benchmark Rate	4.04%
Cost Of Capital Benchmark Rate	4.24%
Cost Of Capital Floor Rate	3.24%
Cost Of Capital Ceiling Rate	5.24%
San Diego Gas and Electric Company [Member] | Capital Structure, Long Term Debt [Member]
Cost Of Capital [Line Items]
Cost of Capital Authorized Weighting	45.25%
Cost of Capital Authorized Rate of Recovery	5.00%
Cost of Capital Weighted Authorized Return On Rate Base	2.26%
San Diego Gas and Electric Company [Member] | Capital Structure, Preferred Stock [Member]
Cost Of Capital [Line Items]
Cost of Capital Authorized Weighting	2.75%
Cost of Capital Authorized Rate of Recovery	6.22%
Cost of Capital Weighted Authorized Return On Rate Base	0.17%
San Diego Gas and Electric Company [Member] | Capital Structure, Common Equity [Member]
Cost Of Capital [Line Items]
Cost of Capital Authorized Weighting	52.00%
Cost of Capital Authorized Rate of Recovery	10.30%
Cost of Capital Weighted Authorized Return On Rate Base	5.36%
Southern California Gas Company [Member]
Cost Of Capital [Line Items]
Cost Of Capital Authorized Return On Rate Base	8.02%
Cost Of Capital Average Benchmark Rate	4.04%
Cost Of Capital Benchmark Rate	4.24%
Cost Of Capital Floor Rate	3.24%
Cost Of Capital Ceiling Rate	5.24%
Southern California Gas Company [Member] | Capital Structure, Long Term Debt [Member]
Cost Of Capital [Line Items]
Cost of Capital Authorized Weighting	45.60%
Cost of Capital Authorized Rate of Recovery	5.77%
Cost of Capital Weighted Authorized Return On Rate Base	2.63%
Southern California Gas Company [Member] | Capital Structure, Preferred Stock [Member]
Cost Of Capital [Line Items]
Cost of Capital Authorized Weighting	2.40%
Cost of Capital Authorized Rate of Recovery	6.00%
Cost of Capital Weighted Authorized Return On Rate Base	0.14%
Southern California Gas Company [Member] | Capital Structure, Common Equity [Member]
Cost Of Capital [Line Items]
Cost of Capital Authorized Weighting	52.00%
Cost of Capital Authorized Rate of Recovery	10.10%
Cost of Capital Weighted Authorized Return On Rate Base	5.25%